Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Current assets:
Cash	$ 153,801		$ 295,401		$ 72,358
Total current assets	153,801		295,401		72,358
Intangibles, net	79,732		75,535		46,932
Total assets	233,533		370,936		119,290
Current liabilities:
Accounts payable and accrued expenses	1,100,869		749,395		624,316
Accounts payable related party	$ 975,227		$ 709,727		$ 531,000
Other Liability, Current, Related and Nonrelated Party Status [Extensible Enumeration]	Related Party [Member]		Related Party [Member]		Related Party [Member]
Un-issued shares liability	$ 1,810		$ 960
Un-issued shares liability related party	51,150	[1]	38,400	[1]
Convertible notes payable, net of premium and discount	2,165,000		2,165,000		2,122,181
Total current liabilities	4,294,056		3,663,482		3,277,497
Total liabilities	4,294,056		3,663,482		3,277,497
Commitments and contingencies
Stockholders’ deficit:
Preferred stock, $0.001 par value; 50,000,000 shares authorized, nil issued and outstanding
Common stock, $0.001 par value; 300,000,000 shares authorized; 123,502,235 and 123,252,235 issued and outstanding as at March 31, 2023 and December 31, 2022, respectively	123,502		123,252		110,841
Additional paid-in capital	8,442,180		8,392,430		5,881,876
Non-controlling interest	(623,522)		(590,628)		(397,256)
Accumulated deficit	(12,002,683)		(11,217,600)		(8,753,668)
Total stockholders’ deficit	(4,060,523)		(3,292,546)		(3,158,207)
Total liabilities and stockholders’ deficit	$ 233,533		$ 370,936		$ 119,290

[1]	There are currently 60,000 shares of Common Stock awarded but not issued to four Board Members in the first quarter of 2023. The total fair market value at the time of the award was $51,250